Annual Total Returns - Fidelity® GNMA Fund [BarChart] - 07.31 Fidelity GNMA Fund PRO-07 - Fidelity® GNMA Fund - Fidelity GNMA Fund-Default	Sep. 29, 2021
Bar Chart Table:
Annual Return 2011	7.91%
Annual Return 2012	2.98%
Annual Return 2013	(2.17%)
Annual Return 2014	6.26%
Annual Return 2015	1.20%
Annual Return 2016	1.63%
Annual Return 2017	1.74%
Annual Return 2018	0.61%
Annual Return 2019	5.71%
Annual Return 2020	3.74%